Share-based payments - Schedule of Fair Value of Restricted Stock Units (Details) - Restricted share units		12 Months Ended
	Jul. 01, 2024 shares	Dec. 31, 2024 shares $ / shares
Restricted stock units
Beginning balance (in shares) | shares		0
Granted (in shares) | shares	2,600,000	2,605,405
Vested (in shares) | shares	(933,333)	(938,738)
Ending balance (in shares) | shares		1,666,667
Weighted Average Grant Date Fair Value ($)
Beginning balance (in dollars per share) | $ / shares		$ 0
Granted (in dollars per share) | $ / shares		6.74
Vested (in dollars per share) | $ / shares		7.67
Ending balance (in dollars per share) | $ / shares		$ 6.21